ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) Vote $ / shares shares	Jun. 30, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) Vote shares	Dec. 31, 2017 Vote $ / shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Ordinary shares Class A
Class of Stock [Line Items]
Shares authorized (in shares)							800,000,000	800,000,000	72,000,000
Number of votes entitled per share | Vote	1		20
Authorized share capital							$ 4	¥ 29	¥ 25
Common stock, par value (in dollars per share) | $ / shares				$ 0.00005			$ 0.00005
Ordinary shares Class B
Class of Stock [Line Items]
Shares authorized (in shares)							72,000,000	72,000,000	839,209,895
Number of votes entitled per share | Vote			20
Authorized share capital							$ 4	¥ 25
Common stock, par value (in dollars per share) | $ / shares				0.00005			$ 0.00005
Ordinary shares Class C
Class of Stock [Line Items]
Shares authorized (in shares)							0	0	13,671,109
Number of votes entitled per share | Vote			1
Authorized share capital | ¥									¥ 0
Common stock, par value (in dollars per share) | $ / shares				$ 0.00005			$ 0.00005
Subscription receivables
Class of Stock [Line Items]
Cancellation of subscription receivables from shareholders | ¥		¥ 2,200	¥ 2,200
Ordinary Shares
Class of Stock [Line Items]
Shares authorized (in shares)	1,000,000,000
Authorized share capital | $	$ 50
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares)	75,118,996
Ordinary Shares | Ordinary shares Class A
Class of Stock [Line Items]
Shares authorized (in shares)							800,000,000	800,000,000	72,000,000
Number of votes entitled per share | Vote				20
Common stock, par value (in dollars per share) | $ / shares	$ 0.00005
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares)	75,118,996		75,118,996
Issuance of ordinary shares for initial public offering ("IPO"), (in shares)	15,969,110		15,969,110
Ordinary Shares | Ordinary shares Class B
Class of Stock [Line Items]
Shares authorized (in shares)							72,000,000	72,000,000	839,209,895
Number of votes entitled per share | Vote	15			1
Common stock, par value (in dollars per share) | $ / shares	$ 0.00005
Ordinary Shares | Ordinary shares Class C
Class of Stock [Line Items]
Shares authorized (in shares)	128,000,000								13,671,109
Number of votes entitled per share | Vote				1
Common stock, par value (in dollars per share) | $ / shares	$ 0.00005
Ordinary Shares | Ordinary shares Class C | Gold Prized
Class of Stock [Line Items]
Shares granted under the incentive plan (in shares)					1,607,901	1,607,901
Number of Surrendered Shares		1,607,901